BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.
On December 27, 2011, the Company completed the acquisition of the AppBuilder activity of BluePhoenix Solutions ("AppBuilder"), a leading provider of value-driven legacy IT modernization solutions, for $  12,565. During 2012, the Company paid an additional amount of $ 140 with respect to the acquisition. AppBuilder is a comprehensive application development infrastructure used by many enterprises around the world. This premier enterprise application development environment is a powerful, model-driven tool that enables development teams to build, deploy, and maintain large-scale, custom-built business applications. The Company believes the acquisition will broaden its product portfolio and strengthens the presence in numerous global markets. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing January 1, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net liabilities	$(3,248)
Intangible assets	7,251
Goodwill	8,702

Net assets acquired	$12,705

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

Amounts of $  4,430, $ 2,138 and $ 683 of the purchase price were allocated to customer relationships, developed technology and backlog, respectively. The Company amortizes the customer relationships, backlog and acquired technology over periods of 15 years, 15 years and 3.5 years, respectively.

b.
In July 2012, the Company acquired an 80% interest in Comm-IT Group, (including "Comm-IT Technology Solutions" and "Comm-IT Software"), a software and systems development house that specializes in providing advanced IT and communications services and solutions, for a total consideration of $  8,933, of which $  4,990 was paid upon closing and the remaining $ 3,943 is to be paid during the next two years, of which, $  1,192 is contingent upon the acquired business meeting certain operational targets in 2012 and 2013, and $  2,751 in deferred payments. The Purchaser and the seller hold mutual Call and Put options respectively for the remaining 20% interest in the group. As a result of the Put option, the Company recorded redeemable non-controlling interest in the amount of $  1,750.

As of December 31, 2012 and 2013, the Company's liability towards the sellers is estimated at $  4,031 and $1,522, respectively. The Company believes that the acquisition of this business will enable it to expand its professional services offering and leverage its relationships with top tier customers. Acquisition related costs were immaterial.

In accordance with ASC 805-30-35-1, the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The contingent payment was recorded at present value and was amortized using the interest method during the relevant period into financial expenses.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing July 1, 2012.

On May 2013 the company finalized the process of identifying the tangible and intangible assets for its acquisition. The following table summarize the fair value of the assets and liabilities acquired:

	As reported on December 31, 2012	Adjustment	Modified

Net assets	$1,219	$14	$1,233
Non-controlling interest	(1,880)	130	(1,750)
Intangible assets	3,873	397	4,270
Goodwill	5,809	439	6,248
Deferred tax liability, net	-	(1,068)	(1,068)

Net assets acquired	$9,021	$(88)	$8,933

c.
On February 26, 2013, the Company purchased Pilat Europe Limited Ltd. and Pilat (North America) Inc. which provides custom human capital management solutions, for a total consideration of $  1,233. The Company believes the acquisition will broaden its application product portfolio, customer base and strengthen its presence in numerous global markets. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations of these entities were included in the consolidated financial statements of the Company commencing March 1, 2013.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets	$406
Intangible assets	331
Goodwill	496

Total assets acquired	$1,233

*)
The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

d.
On May 16, 2013, the Company purchased Valinor Ltd, a consulting company specializing in project and product consultation, installation and implementation of databases for a total consideration of $  1,618, of which $  339 was paid upon closing, $  339 was paid in November 2013, $340 is payable by May 25, 2014, and $  600 is contingently payable upon the business meeting certain operational targets in 2013 and 2014. On December 2013 the company increased the total consideration according to 2013 results by $230 recorded in the Company’s statement of operations. The Company believes the acquisition will broaden its professional service offering to its existing and new customers in the fields of projects and product consultation and installation and implementation of databases. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method .

The results of operations of these entities were included in the consolidated financial statements of the Company commencing May 15, 2013.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets	$28
Intangible assets	464
Goodwill	1,126

Total assets acquired	$1,618

*)
The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

c. On May 30, 2013, the Company purchased Dario Solutions IT Ltd, a consulting company specializing in integration services of Microsoft products in enterprise IT environments for a total consideration of $  3,723, of which $  1,100 was paid upon closing, $  906 is to be paid by February 28, 2014 and the remaining $  1,717 is contingently payable upon the business meeting certain operational targets in 2013, 2014 and 2015. The company believes the acquisition will complement the company’s’ professional services offering to its existing and new customers in the field of software integration and advanced on target IT solutions for large and mid- range customers. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method .

The results of operations of these entities were included in the consolidated financial statements of the Company commencing June 1, 2013.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$371
Intangible assets	707
Goodwill	2,645

Total assets acquired	$3,723

*)
The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

e.
On November 11, 2013 the Company acquired the operations of Allstates Technical Services, LLC, a US-based full-service provider of consulting and staffing solutions for IT, Engineering and Telecom personnel, for a total consideration of $10,963. The company believes the acquisition will broadens its existing US footprint and adds leading Fortune 500 companies to its customer base, making an important contribution to its growth strategy in the IT professional services operating segment. The results of operations were included in the consolidated financial statements of the Company commencing November 11, 2013.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$3,063
Intangible assets	2,874
Goodwill	5,026

Total assets acquired	$10,963

*)
The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

f.
In addition, the Company acquired additional activities during the year ended December 31, 2013, whose influence on the financial statements of the Company was immaterial, for a total consideration of $ 0.9 million.

g.
Below are certain unaudited pro forma combined statements of income data for the year ended December 31, 2012 and 2013, respectively, as if the acquisition in Note 3 had occurred at January 1, 2012, after giving effect to purchase accounting adjustments, including amortization of intangible assets. This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2012, nor is it necessarily indicative of future results.

	Year ended December 31,
	2012	2013
	Unaudited

Total revenues	$158,132	$170,661
Net income attributable to Magic Software Enterprises shareholders	$17,206	$17,098
Earnings per share
Basic	$0.47	$0.46
Diluted	$0.46	$0.46